Other Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Fair Value Through Profit or Loss
12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2022	2021
	£m	£m
Loans and advances to customers:
Loans to housing associations	4	12
Other loans	335	502
	339	514
Debt securities	85	112
Equity securities	10	50
	434	676
For the Santander UK group, other financial assets at FVTPL comprised £312m (2021: £454m) of financial assets designated at FVTPL and £122m (2021:£222m) of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represented other loans, being a portfolio of roll-up mortgages and deferred consideration following the partial sale of the portfolio. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at FVTPL.
The net loss in the year attributable to changes in credit risk for loans and advances at FVTPL was £1m (2021: £nil, 2020: £nil). The cumulative net loss attributable to changes in credit risk for loans and advances at FVTPL at 31 December 2022 was £3m (2021: £2m).